CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Stockholders' Equity [Abstract]
Consideration Paid	$ 6,000	$ 2,922	$ 1,393
Share issuance expenses	450	$ 218	$ 113
Equity Issuance Costs	$ 100